Discontinued Operations - The Impairment Charge Recorded During The Year Ended (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure Impairment charge [Abstract]
Inventories	$ (3.9)	$ 108.3
Property, plant and equipment	10.7	56.7
Right of use assets	0.0	6.1
Intangible assets	1.6	12.8
Impairment on assets classified as held for sale	$ 8.4	$ 183.9